Property, plant and equipment, net (Details) - USD ($)	Dec. 31, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Subtotal	$ 7,675,855	$ 7,853,456
Less: Accumulated depreciation	(5,571,908)	(5,375,544)
Property, Plant and Equipment, Net, Total	2,103,947	2,477,912
Buildings
Property, Plant and Equipment [Line Items]
Subtotal	5,228,347	5,631,049
Machinery and Production equipment
Property, Plant and Equipment [Line Items]
Subtotal	1,307,356	1,311,624
Electronic equipment
Property, Plant and Equipment [Line Items]
Subtotal	203,305	193,912
Office equipment
Property, Plant and Equipment [Line Items]
Subtotal	48,440	38,524
Automobiles
Property, Plant and Equipment [Line Items]
Subtotal	545,006	545,008
Construction in progress
Property, Plant and Equipment [Line Items]
Subtotal	$ 343,401	$ 133,339